Related party transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related party transactions
Schedule of society senior management
Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Diego Chillado Biaus	09/15/1978	Operative Manager	2022
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011
Alejandro Casaretto	10/15/1952	Regional Agricultural Manager	2008

Schedule of results with related parties
Related party	06.30.2023	06.30.2022	06.30.2021	Description of transaction
BACS	-	-	276	Leases and/or rights of use
	-	125	-	Financial operations
BHN Vida S.A.	(3)	-	-	Financial operations
BHN Seguros Generales S.A.	(1)	-	-	Financial operations
Other associates and joint ventures	(63)	75	(6)	Leases and/or rights of use
	92	67	-	Corporate services
	149	817	330	Financial operations
Total associates and joint ventures	174	1,084	600
CAMSA and its subsidiaries	(4,760)	(8,988)	-	Management fee
Other related parties (i)	(1)	(19)	(24)	Leases and/or rights of use
	(12)	-	-	Fees and remunerations
	(215)	-	-	Corporate services
	(179)	-	(24)	Legal services
	225	123	-	Financial operations
	(23)	-	(56)	Donations
	294	-	-	Income from sales and services from agricultural business
Total other related parties	(4,671)	(8,884)	(104)
IFISA	32	(13)	28	Financial operations
Total Parent Company	32	(13)	28
Directors	(9,202)	(2,979)	(3,475)	Management fee
Senior Management	(243)	(229)	(84)	Compensation of Directors and senior management
Total Directors and Senior Management	(9,445)	(3,208)	(3,559)
Total	(13,910)	(11,021)	(3,035)

Summary of transaction with related party
Related party	06.30.2023	06.30.2022	Description of transaction
Quality	(55)	(88)	Irrevocable contributions
Condor	-	(1,865)	Irrevocable contributions
Agrofy	-	(1,076)	Irrevocable contributions
Comparaencasa	-	(278)	Irrevocable contributions
Total contributions	(55)	(3,307)
Agro-Uranga S.A.	201	151	Dividends received
Uranga Trading S.A.	112	41	Dividends received
Viflor	6	-	Dividends received
Condor	103	7,731	Dividends received
Nuevo Puerto Santa Fe S.A.	216	-	Dividends received
Total dividends received	638	7,923